Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2013-2015 ) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized during the year	$ 308	$ 162	$ 153
Plan 2013-15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year			188,493
Granted			9,130
Settled			(193,878)
Expired			(3,745)
Expense recognized during the year			$ 6
Fair value of shares on grant date (in U.S. dollars) | $ / shares				$ 14.75